Investments in Group Enterprises	12 Months Ended
Dec. 31, 2024
Investments In Group Enterprises [Abstract]
Investments in Group Enterprises

Note 20—Investments in Group Enterprises

Ascendis Pharma A/S’s (parent company) investments in group enterprises at December 31, 2024 comprise:

Subsidiaries	Domicile	Ownership
Ascendis Pharma GmbH	Germany	100%
Ascendis Pharma Endocrinology GmbH	Germany	100%
Ascendis Pharma, Inc.	USA	100%
Ascendis Pharma Endocrinology, Inc.	USA	100%
Ascendis Pharma Ophthalmology Division A/S	Denmark	100%
Ascendis Pharma Endocrinology Division A/S	Denmark	100%
Ascendis Pharma Bone Diseases A/S	Denmark	100%
Ascendis Pharma Growth Disorders A/S	Denmark	100%
Ascendis Pharma Oncology Division A/S	Denmark	100%
Ascendis Pharma Europe A/S	Denmark	100%
Ascendis Pharma UK Limited	United Kingdom	100%
Ascendis Pharma Iberia S.L.	Spain	100%
Ascendis Pharma France SASU	France	100%
Ascendis Pharma Italia SRL	Italy	100%
Ascendis Pharma Sverige AB	Sweden	100%
Ascendis Pharma Switzerland GmbH	Switzerland	100%

Associates	Domicile	Ownership
VISEN Pharmaceuticals	Cayman Island	43.9%
Eyconis Inc.	USA	41.6%